Financial Instruments - Fair values and financial risk management - Valuation technique and significant unobservable inputs (Details)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs			40
Increase (decrease) in financial instrument due to increase in risk assumption	$ 190,000	$ 10,000.00	$ 0	$ 10,000.00
Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	3.92	4.57		2.58
Percentage of reasonable possible increase in risk assumption	10.00%	10.00%	10.00%	10.00%
Volatility
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	40	40		40
Percentage of reasonable possible increase in risk assumption	10.00%	10.00%		10.00%